Borrowed Funds (FHLB Borrowings, Bank Notes, Senior Debt and Subordinated Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Borrowed Funds	$ 60,263	$ 57,419
Total FHLB, Senior and Sub Debt	51,485	52,414
Parent Company
Debt Instrument [Line Items]
Borrowed Funds	9,825	6,715
Bank
Debt Instrument [Line Items]
Borrowed Funds	41,660	45,699
Senior Notes | Parent Company
Debt Instrument [Line Items]
Borrowed Funds	8,843	5,063
Senior Notes | Bank
Debt Instrument [Line Items]
Borrowed Funds	$ 20,167	19,955
Senior Notes | Maximum | Parent Company
Debt Instrument [Line Items]
Stated interest rate	5.13%
Senior Notes | Maximum | Bank
Debt Instrument [Line Items]
Stated interest rate	3.50%
Senior Notes | Minimum | Parent Company
Debt Instrument [Line Items]
Stated interest rate	2.20%
Senior Notes | Minimum | Bank
Debt Instrument [Line Items]
Stated interest rate	1.38%
Subordinated Debt | Parent Company
Debt Instrument [Line Items]
Borrowed Funds	$ 777	1,447
Stated interest rate	3.90%
Subordinated Debt | Bank
Debt Instrument [Line Items]
Borrowed Funds	$ 5,152	4,243
Subordinated Debt | Maximum | Bank
Debt Instrument [Line Items]
Stated interest rate	4.20%
Subordinated Debt | Minimum | Bank
Debt Instrument [Line Items]
Stated interest rate	2.70%
Junior Subordinated Debt | Parent Company
Debt Instrument [Line Items]
Borrowed Funds	$ 205	205
Stated interest rate	2.48%
FHLB | Bank
Debt Instrument [Line Items]
Borrowed Funds	$ 16,341	$ 21,501
FHLB | Maximum | Bank
Debt Instrument [Line Items]
Stated interest rate	6.35%
FHLB | Minimum | Bank
Debt Instrument [Line Items]
Stated interest rate	0.00%